Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 765	$ 939
Series preferred stock, par value (in USD per share)	$ 0.1	$ 0.1
Series preferred stock, shares authorized (in shares)	250,000,000	250,000,000
Series preferred stock, shares issued (in shares)	0	0
Common stock, par value (in USD per share)	$ 0.1	$ 0.1
Common stock, shares authorized (in shares)	6,250,000,000	6,250,000,000
Common stock, shares issued (in shares)	4,291,433,646	4,242,374,240
Treasury stock, shares outstanding (in shares)	159,400,267	162,897,868